Vanguard International Value Fund Annual Fund Operating Expenses - Investor Prospectus [Member] - Vanguard International Value Fund - Investor Shares	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.36%